Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	40-F
Entity Central Index Key	0001086888
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	MANULIFE FINANCIAL CORP
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Trading Symbol	MFC
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,948,811,715
Class A Shares Series 2 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class A Shares Series 3 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Class 1 Shares Series 3 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,335,831
Class 1 Shares Series 4 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,664,169
Class 1 Shares Series 5 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 7 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 9 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 11 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 13 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 15 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 17 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class 1 Shares Series 19 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 21 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,000,000
Class 1 Shares Series 23 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	19,000,000
Class 1 Shares Series 25 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000